PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER ASSETS
Schedule of prepayments and other assets

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current portion:
Prepayments to suppliers	162,528	194,796	28,243
Contract costs*	145,628	133,084	19,295
Contract assets, net**	550,068	488,226	70,786
VAT prepayments	619,391	678,847	98,424
Interest receivable	21,463	21,955	3,183
Individual income tax receivable*** (Note 12)	48,949	3,742	543
Others	138,994	91,372	13,247
	1,687,021	1,612,022	233,721
Non-current portion:
Prepayments for electronic equipment	25,388	19,211	2,785
Others	3,678	2,052	298
	29,066	21,263	3,083
*

Represents costs incurred in advance of revenue recognition arising from direct and incremental costs related to enterprise cloud services provided. Such contract costs are recognized as cost of revenue upon the recognition of the related revenues.

**

Represents the Group’s rights to consideration for work completed in relation to its services performed but not billed at the end of respective periods. The decrease in contract assets in 2022 reflects the net impact of billed revenues in excess of revenue recognized during the period. The allowance for credit losses on contract assets were RMB1,591 and RMB21,453 (US$3,110) as of December 31, 2021 and 2022, respectively. The amounts charged to expenses for credit losses on contract assets were RMB2,100 and RMB19,862 (US$2,880), and write-offs charged against the allowance were RMB509 and RMB nil (US$ nil), respectively, for the years ended December 31, 2021 and 2022, respectively.

***	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.